Property, Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Bank Borrowings		$ 267,926	$ 69,562
Lease liabilities	[1]	519	382
Lease liabilities right-of-use assets		$ 503	$ 370

[1]	The weighted average incremental borrowing rate applied to lease liabilities is 3.72% and 2.57%, respectively, for the years ended December 31, 2023 and 2024.